Semi-annual Reports dated June 30, 2003 of the below noted investment companies are the reports sent to contractowners of the Metropolitan Life Separate Account UL of Metropolitan Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940.

Incorporated by reference is the semi-annual report for all portfolios of Metropolitan Series Fund, Inc. as filed on Form N-CSRS, CIK No. 0000710826, File No. 002-80751.

Incorporated by reference is the semi-annual report for certain series of the American Funds Insurance Series as filed on Form N-CSRS, CIK No. 0000729528, File No. 002-86838.

Incorporated by reference is the semi-annual report for the Janus Aspen Series as filed on Form N-CSRS, CIK No. 0000906185, File No. 033-63212.

Incorporated by reference is the semi-annual report for certain funds of Invesco Variable Investment Funds, Inc. as filed on Form N-CSRS, CIK No. 0000912744, File No. 033-70154.

Incorporated by reference is the semi-annual report for certain funds of Franklin Templeton Variable Insurance Products Trust as filed on Form N-CSRS, CIK No. 0000837274, File No. 033-23493.

Incorporated by reference is the semi-annual report for certain funds of Alliance Variable Products Series Fund, Inc. as filed on Form N-CSRS, CIK No. 0000825316, File No. 333-74800.

Incorporated by reference is the semi-annual report for certain funds of Met Investors Series Trust as filed on Form N-CSRS, CIK No. 0001126087, File No. 333-48456.

Incorporated by reference is the semi-annual report for certain funds of Fidelity Variable Insurance Products Fund as filed on Form N-CSRS, CIK No. 0000356494, File No. 002-75010.

Incorporated by reference is the semi-annual report for certain funds of Fidelity Variable Insurance Products Fund II as filed on Form N-CSRS, CIK No. 0000831016, File No. 033-20773.